Waddell & Reed Advisors Energy Fund

Summary Prospectus   |   October 31, 2012, as supplemented January 31, 2013

Share Class (Ticker):    Class A Shares (WEGAX), Class B Shares (WEGBX), Class C Shares (WEGCX), Class Y Shares (WEGYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund (including the Fund’s SAI) online at www.waddell.com/prospectus. You can also get this information at no cost by calling 888.WADDELL or by sending an e-mail request to IMCompliance@waddell.com. You can also get this information from your investment provider. The Fund’s prospectus dated October 31, 2012, and SAI dated January 31, 2013 (as each may be amended or supplemented) are incorporated herein by reference.

Objective

To seek to provide capital growth and appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and/or Ivy Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 78 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 85 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		None		None		None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class Y
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.58%	1.04%	0.65%	0.26%
Total Annual Fund Operating Expenses	1.68%	2.89%	2.50%	1.11%

[1]

For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$736	$1,074	$1,435	$2,448
Class B Shares	692	1,195	1,623	2,927
Class C Shares	253	779	1,331	2,836
Class Y Shares	113	353	612	1,352

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$736	$1,074	$1,435	$2,448
Class B Shares	292	895	1,523	2,927
Class C Shares	253	779	1,331	2,836
Class Y Shares	113	353	612	1,352

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Waddell & Reed Advisors Energy Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies within the energy sector, which includes all aspects of the energy industry, such as exploration, discovery, production, distribution or infrastructure of energy and/or alternative energy sources.

These companies may include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, transporters, utilities, alternative energy companies and innovative energy technology companies. The Fund also may invest in companies that are not within the energy sector that are engaged in the development of products and services to enhance energy efficiency for the users of those products and services. The Fund invests in a blend of value and growth companies domiciled throughout the world, including, potentially, companies domiciled or traded in emerging markets. The Fund may invest up to 100% of its total assets in foreign securities.

After conducting a top-down market analysis of the energy industry and then identifying trends and sectors, Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, uses a research-oriented, bottom-up investment approach when selecting securities for the Fund, focusing on company fundamentals and growth prospects. In general, the Fund emphasizes companies that WRIMCO believes are strongly managed and can generate above-average capital growth and appreciation.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Fund will have an indirect exposure to foreign markets through investments in these companies.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities to determine whether the security has ceased to offer significant growth potential, has become undervalued and/or whether the prospects of the issuer have deteriorated. WRIMCO may also sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.

■

Concentration Risk. Because the Fund invests more than 25% of its total assets in the energy related industry, the Fund’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the limited number of issuers of energy-related securities.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries.

■

Energy Industry Risk. Investment risks associated with investing in energy securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental safety regulations, demand of energy fuels, energy conservation, the success of exploration projects, and tax and other governmental regulations.

■

Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in those foreign markets. As a result, a company’s domicile and/or the markets in which the company’s securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; different and/or less stringent financial reporting standards; custody; and settlement delays. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate.

■

Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

■	Management Risk. Fund performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Fund.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO, undervalued. The value of a security believed by WRIMCO to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com or call 888.WADDELL for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 23.47% (the second quarter of 2008) and the lowest quarterly return was -33.56% (the third quarter of 2008). The Class A return for the year through September 30, 2012 was 0.58%.

Average Annual Total Returns

as of December 31, 2011	1 Year	5 Years	Life of Class
Class A (began on 03-01-2006)
Return Before Taxes	-15.34%	3.15%	2.87%
Return After Taxes on Distributions	-15.34%	3.07%	2.80%
Return After Taxes on Distributions and Sale of Fund Shares	-9.97%	2.68%	2.45%
Class B (began on 03-01-2006)
Return Before Taxes	-14.73%	3.07%	2.66%
Class C (began on 03-01-2006)
Return Before Taxes	-10.87%	3.56%	3.13%
Class Y (began on 03-01-2006)
Return Before Taxes	-9.69%	4.98%	4.50%

Indexes	1 Year	5 Years	Life of Class
S&P 1500 Energy Sector Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on March 1, 2006)	3.92%	4.86%	6.98%
Lipper Natural Resources Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on March 1, 2006)	-5.75%	2.26%	2.58%

Investment Adviser

The Fund is managed by Waddell & Reed Investment Management Company (WRIMCO).

Portfolio Manager

David P. Ginther, Senior Vice President of WRIMCO, has managed the Fund since March 2006.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge, on any business day through your broker-dealer or financial adviser (all share classes), by writing to Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s servicing agent, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 888.WADDELL; Class Y: 800.532.2783), fax (800.532.2749), or internet (www.waddell.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on the Fund’s shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or Waddell & Reed, Inc. may reduce or waive the minimums in some cases:

For Class A, Class B and Class C:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, long-term capital gain, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or WRIMCO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

WRSUM-WEGAX